Annual Fund Operating Expenses - BTS Managed Income Fund	Apr. 21, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
BTS Managed Income Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.53%
Acquired Fund Fees and Expenses	0.27%	[1]
Expenses (as a percentage of Assets)	4.70%
Fee Waiver or Reimbursement	(2.68%)	[2]
Net Expenses (as a percentage of Assets)	2.02%
BTS Managed Income Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	3.53%
Acquired Fund Fees and Expenses	0.27%	[1]
Expenses (as a percentage of Assets)	5.45%
Fee Waiver or Reimbursement	(2.68%)	[2]
Net Expenses (as a percentage of Assets)	2.77%
BTS Managed Income Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.53%
Acquired Fund Fees and Expenses	0.27%	[1]
Expenses (as a percentage of Assets)	4.45%
Fee Waiver or Reimbursement	(2.68%)	[2]
Net Expenses (as a percentage of Assets)	1.77%
BTS Managed Income Fund Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	3.53%
Acquired Fund Fees and Expenses	0.27%	[1]
Expenses (as a percentage of Assets)	4.95%
Fee Waiver or Reimbursement	(2.68%)	[2]
Net Expenses (as a percentage of Assets)	2.27%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with the BTS Asset Management, Inc. (the ”Adviser”), pursuant to which the Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least April 30, 2027 so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 1.75%, 2.50%, 1.50% and 2.00% of average daily net assets attributable to Class A, Class C, Class I and Class R shares. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the limits at the time of recoupment. This agreement may be terminated only by the Board of Trustee, on 60 days written notice to the Adviser.